SIGNIFICANT AGREEMENTS AND CONTRACTS - Schedule of Revenues Disaggregated by Timing of Revenue Recognition (Details) - USD ($) $ in Thousands	3 Months Ended						6 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total Revenue from Janssen Collaboration Agreement	$ 9,217	$ 5,090	$ 6,220	$ 6,512	$ 4,293	$ 4,743	$ 11,310	$ 9,036	$ 1,275	$ 20,527	$ 15,548	$ 23,283	$ 23,496
Related Party | Janssen Pharmaceuticals, Inc. | Collaborative Arrangement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total Revenue from Janssen Collaboration Agreement									1,275	20,527		23,283	23,496
Related Party | Janssen Pharmaceuticals, Inc. | License of Intellectual Property - upon milestones achieved | Point in Time: | Collaborative Arrangement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total Revenue from Janssen Collaboration Agreement									0	2,347		2,347	976
Related Party | Janssen Pharmaceuticals, Inc. | Research and Development Services | Over Time: | Collaborative Arrangement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total Revenue from Janssen Collaboration Agreement									1,273	16,324		19,011	18,814
Related Party | Janssen Pharmaceuticals, Inc. | Clinical Supply Services | Over Time: | Collaborative Arrangement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total Revenue from Janssen Collaboration Agreement									$ 2	$ 1,856		$ 1,925	$ 3,706